Basic and diluted net income per share - Schedule of shares outstanding were excluded from the calculation of diluted net (loss) income per share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share options
Basic and diluted net income per share
Antidilutive securities	8,574,220	9,414,400	9,414,400
Restricted share units
Basic and diluted net income per share
Antidilutive securities			24,027,895
Restricted shares
Basic and diluted net income per share
Antidilutive securities			15,149,405
Convertible bonds
Basic and diluted net income per share
Antidilutive securities			201,677,195